Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share - USD ($)		12 Months Ended
		May 31, 2023	May 31, 2022
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Net income (loss) attributable to common stockholders (in Dollars)		$ 8,201,773	$ (1,031,171)
Effect of dilutive securities: (in Dollars)
Diluted net income (loss) (in Dollars)		$ 8,201,773	$ (1,031,171)
Weighted average common shares outstanding – basic		785,412,500	605,817,180
Series A Preferred	[1]	1,168,177,320
Series B Preferred	[1]	5,373,342,576
Series C Preferred	[1]	1,206,351,359
Series D Preferred	[1]	1,130,954,399
Weighted average common shares outstanding and assumed conversion – diluted	[1]	9,664,238,154	605,817,180
Basic net income per common share (in Dollars per share)	[1]	$ 0.01	$ 0
Diluted net income per common share (in Dollars per share)	[1]	$ 0	$ 0

[1]	Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows: